Other Assets-Other / Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets-Other / Other Liabilities
Schedule of Other Assets-Other / Other Liabilities

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Other assets—Other:
Securities received as collateral	¥5,503	¥43,624	$527
Goodwill and other intangible assets	134,015	116,834	1,412
Deferred tax assets	308,679	241,911	2,923
Investments in equity securities for other than operating purposes(1)	9,636	11,915	144
Other	140,913	154,209	1,863

Total	¥598,746	¥568,493	$6,869

Other liabilities:
Obligation to return securities received as collateral	¥5,503	¥43,624	$527
Accrued income taxes	28,015	10,123	122
Other accrued expenses and provisions	411,327	404,048	4,882
Other	50,138	94,521	1,142

Total	¥494,983	¥552,316	$6,673

(1)	Other assets—Other includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities in the amounts of ¥5,236 million and ¥4,400 million, respectively as of March 31, 2010, and ¥6,496 million ($79 million) and ¥5,419 million ($65 million) respectively, as of March 31, 2011. These securities are carried at fair value, with changes in fair value reported within Revenue—Other in the consolidated statements of operations.

Changes in Goodwill

	Millions of yen				Translation into millions of U.S. dollars
	Year ended March 31
	2010		2011		2011
Balance at beginning of year	¥70,459		¥79,818		$965
Increases due to business combinations	13,003	(1)	—		—
Other	(3,644	)(2)	(9,595	)(3)	(116)

Balance at end of year	¥79,818		¥70,223	(4)	$849

(1)	¥10,206 million ($109 million) is related to Lehman and ¥1,193 million ($13 million) is related to Torc Investments & Research, which is a consolidated subsidiary of Instinet, Inc. In addition, ¥902 million ($10 million) is related to NikkoCiti Trust and Banking Corporation, which is a consolidated subsidiary of The Nomura Trust & Banking Co., Ltd. and changed its name to NCT Trust and Banking Corporation on March 1, 2010. In addition, ¥702 million ($8 million) relates to the acquisition in March 2010, of Nexen Energy Marketing London (which became a subsidiary of Nomura European Investment Limited).
(2)	Decrease of ¥3,560 million ($38 million) relates to currency translation adjustments.
(3)	Decrease of ¥7,276 million ($88 million) relates to currency translation adjustments.
(4)	¥69,800 million ($843 million) is attributed to Nomura's Wholesale segment.